Segment information: Additional information (Details) - location					12 Months Ended
	Dec. 11, 2025	Oct. 10, 2025	Oct. 07, 2024	Sep. 22, 2023	Dec. 31, 2025	Dec. 31, 2024
Operating segments:
Number of airports					9
Proportion of interest in subsidiary		60.00%	60.00%	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Operating segments:
Proportion of interest in subsidiary					100.00%	100.00%
Aerostar
Operating segments:
Proportion of interest in subsidiary					60.00%
Airplan
Operating segments:
Proportion of interest in subsidiary					100.00%
ASUR Airports JFK T1, LLC
Operating segments:
Proportion of interest in subsidiary	100.00%
JFK T8 Innovation Partners, LLC
Operating segments:
Proportion of interest in subsidiary	81.38%
Aeropuerto Internacional de Bvaro AIB, S.A.S.
Operating segments:
Percentage of ownership interest in associate					25.00%